INCOME TAXES (Schedule of Deferred Tax Assets and Liabilities) (Details)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Deferred tax assets, current:
eCoupon program virtual cash liability		26,151,217	8,564,159
Accrued expenses		12,213,168	6,798,900
Total gross deferred tax assets, current		38,364,385	15,363,059
Less: valuation allowance		(31,760,316)	(20,694)
Net deferred tax assets, current		6,604,069	15,342,365
Deferred tax assets, non-current:
Operating loss carryforwards		2,655,432	3,432,589
Property and equipment		312,948	251,204
Advertising and promotional fee		68,609,102	27,936,088
Total gross deferred tax assets, non-current		71,577,482	31,619,881
Less: valuation allowance		(60,437,216)	(582,661)
Net deferred tax assets, non-current		11,140,266	31,037,220
Deferred tax liabilities, non-current:
Acquisition of 2013 Acquired Company		1,976,463
Software capitalization		57,236	40,591
Total deferred tax liabilities, non-current	$ 335,943	2,033,699	40,591